Consolidated Statements of Preferred Units and Members Deficit - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance	$ (124,758)	$ (118,603)	$ (95,290)	$ (84,774)	$ (118,603)	$ (84,774)	$ (84,774)	$ (47,864)
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger	129,870
Common shares issued in private placement, net of issuance costs of $6,902	53,581							720
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger	(69)
Issuance of profit interests and related unit compensation expense							915	656
Share-based compensation expense	183	247	185	255
Forteiture of common units							0	0
Net loss	(5,557)	(6,402)	(8,809)	(10,771)	(11,959)	(19,580)	(34,744)	(38,286)
Balance	53,250	(124,758)	(103,914)	(95,290)	53,250	(103,914)	(118,603)	(84,774)
Temporary equity, Beginning Balance		$ 129,870		$ 129,870	$ 129,870	$ 129,870	$ 129,870
Temporary equity, Beginning Balance, Shares		207,164,404		207,164,404	207,164,404	207,164,404	207,164,404
Additional issuance costs in connection with the prior issuance of Series A4B preferred units	$ (6,902)
Temporary equity, Ending Balance							$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares	0				0		207,164,404	207,164,404
Common Stock
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Common shares issued to former shareholders of Olivia Ventures Inc.	1,000,000,000
Balance (in shares)	7,122,127	7,034,047	6,578,449	6,355,377	7,034,047	6,355,377	6,355,377
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger	$ 3
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares	30,629,606
Common shares issued in private placement, net of issuance costs of $6,902	$ 1
Common shares issued in private placement, net of issuance costs of $6,902, Shares	12,096,442
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger, Shares	(13,641)
Vesting of share-based awards	62,298	88,080	105,127	223,072
Balance	$ 5	$ 1	$ 1	$ 1	$ 5	$ 1	$ 1	$ 1
Balance (in shares)	50,896,833	7,122,127	6,683,576	6,578,449	50,896,833	6,683,576	7,034,047	6,355,377
Additional Paid-in Capital [Member]
Balance	$ 3,551	$ 3,304	$ 2,644	$ 2,389	$ 3,304	$ 2,389	$ 2,389
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger	129,867
Common shares issued in private placement, net of issuance costs of $6,902	53,580
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger	(69)
Share-based compensation expense	183	247	185	255
Balance	187,112	3,551	2,829	2,644	187,112	2,829	3,304	$ 2,389
Retained Earnings [Member]
Balance	(128,310)	(121,908)	(97,935)	(87,164)	(121,908)	(87,164)	(87,164)	(48,878)
Forteiture of common units							0	0
Net loss	(5,557)	(6,402)	(8,809)	(10,771)			(34,744)	(38,286)
Balance	(133,867)	(128,310)	(106,744)	(97,935)	(133,867)	(106,744)	(121,908)	(87,164)
Convertible Preferred Stock
Temporary equity, Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger	$ (129,870)
Temporary equity, Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares	(207,164,404)
Temporary equity, Beginning Balance	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870
Temporary equity, Beginning Balance, Shares	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404
Temporary equity, Ending Balance	$ 0	$ 129,870	$ 129,870	$ 129,870	$ 0	$ 129,870	$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares	0	207,164,404	207,164,404	207,164,404	0	207,164,404	207,164,404	207,164,404
Convertible Preferred Stock Series A One Two Three Four Fourb and Five[Member]
Temporary equity, Beginning Balance		$ 129,870		$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 81,513
Temporary equity, Beginning Balance, Shares		207,164,404		207,164,404	207,164,404	207,164,404	207,164,404	162,424,715
Additional issuance costs in connection with the prior issuance of Series A4B preferred units								$ (7)
Issuance of Series A-5preferred units,Value								$ 49,084
Issuance of Series A-5 preferred units, Shares								44,739,689
Issuance of Class C common units associated with Series A-5 preferred units								$ (720)
Issuance of Class C common units associated with Series A-5 preferred units, Shares								0
Temporary equity, Ending Balance							$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares							207,164,404	207,164,404
Class A Common Units | Common Stock
Balance		$ 2,585		$ 1,670	$ 2,585	$ 1,670	$ 1,670	$ 181
Balance (in shares)		75,632,932		66,578,491	75,632,932	66,578,491	66,578,491	5,078,488
Redesignation of Class B common units								$ 833
Redesignation of Class B common units, Shares								46,542,838
Issuance of profit interests and related unit compensation expense							$ 915	$ 656
Issuance of profit interests and related unit compensation expense, Shares							19,643,100	16,143,382
Forteiture of common units							$ 0	$ 0
Forteiture of common units							(10,588,659)	(1,186,217)
Balance							$ 2,585	$ 1,670
Balance (in shares)							75,632,932	66,578,491
Common Class B [Member] | Common Stock
Balance								$ 833
Balance (in shares)								46,542,838
Redesignation of Class B common units								$ (833)
Redesignation of Class B common units, Shares								(46,542,838)
Forteiture of common units							$ 0	$ 0
Class C Common Units | Common Stock
Balance		$ 720		$ 720	$ 720	$ 720	$ 720
Balance (in shares)		4,509,750		4,509,750	4,509,750	4,509,750	4,509,750
Common shares issued in private placement, net of issuance costs of $6,902								$ 720
Common shares issued in private placement, net of issuance costs of $6,902, Shares								4,509,750
Forteiture of common units							$ 0	$ 0
Balance							$ 720	$ 720
Balance (in shares)							4,509,750	4,509,750